INCOME TAXES (Tables)	12 Months Ended
Dec. 31, 2016
Income Tax Disclosure [Abstract]
Income Tax Benefit (Expense)
The following table presents the sources of (loss) income before taxes and income tax benefit (expense), by tax jurisdiction for 2016, 2015 and 2014:

	Years Ended December 31,
	2016	2015	2014
Sources of (Loss) Income Before Taxes
U.S.	$(148,861)	$(1,159,645)	$217,210
Non-U.S.	375,925	395,989	487,762
Total	$227,064	$(763,656)	$704,972
Sources of Income Tax (Expense) Benefit
Current income taxes
U.S. Federal (1)	$2,502	$(1,497)	$(34,445)
U.S. State	(13,976)	(74)	(338)
Non-U.S.	(67,617)	(64,954)	(108,775)
Total current income taxes	$(79,091)	$(66,525)	$(143,558)
Deferred income taxes
U.S. Federal	$123,431	$259,065	$(40,742)
U.S. State	6,052	(7,156)	10,890
Non-U.S.	10,989	(30,381)	(27,643)
Total deferred income taxes	$140,472	$221,528	$(57,495)
Total income tax benefit (expense)	$61,381	$155,003	$(201,053)

(1)	Tax expense of $5,395 and $4,477, and tax benefit of $11,249 associated with share-based compensation were recorded in APIC in 2016, 2015 and 2014, respectively.

Reconciliation of Income Taxes at the Netherlands' Statutory Rate and Income Tax Benefit (Expense)
The following is a reconciliation of income taxes at The Netherlands’ (our country of domicile) statutory rate to income tax benefit (expense) for 2016, 2015 and 2014:

	Years Ended December 31,
	2016	2015	2014
Income tax (expense) benefit at statutory rate (25.0% for 2016, 2015 and 2014)	$(56,766)	$190,914	$(176,243)
U.S. State income taxes	(5,151)	(4,700)	(7,115)
Non-deductible meals and entertainment	(8,123)	(8,416)	(6,505)
Non-U.S. valuation allowance established	(10,119)	(2,588)	(12,551)
Non-U.S. valuation allowance utilized	18,782	5,210	12,845
Statutory tax rate differential	14,623	118,592	(23,110)
Branch and withholding taxes (net of tax benefit)	—	659	(162)
Unremitted earnings of subsidiaries	64,376	(10,369)	—
Noncontrolling interests	20,165	19,427	22,094
Non-deductible goodwill impairment	—	(158,585)	—
Non taxable interest income	18,856	—	—
Other, net	4,738	4,859	(10,306)
Income tax benefit (expense)	$61,381	$155,003	$(201,053)

Effective tax rate	(27.0)%	20.3%	28.5%

Principal Temporary Differences Included in Deferred Income Taxes
The principal temporary differences included in deferred income taxes reported on the December 31, 2016 and 2015 Balance Sheets were as follows:

	December 31,
	2016	2015
Deferred Tax Assets
U.S. Federal operating losses and credits	$595,630	$626,232
U.S. State operating losses and credits	203,165	195,996
Non-U.S. operating losses	50,410	56,612
Contract revenue and cost	55,748	63,876
Employee compensation and benefit plan reserves	80,733	75,754
Insurance and legal reserves	16,209	25,215
Disallowed interest	117,558	124,876
Other	64,810	9,520
Total deferred tax assets	$1,184,263	$1,178,081
Valuation allowance	(160,568)	(167,053)
Net deferred tax assets	$1,023,695	$1,011,028
Deferred Tax Liabilities
Investment in foreign subsidiaries	$(14,644)	$(79,021)
Depreciation and amortization	(291,722)	(308,619)
Net deferred tax liabilities	$(306,366)	$(387,640)

Net total deferred tax assets	$717,329	$623,388

Reconciliation of Unrecognized Income Tax Benefits
The following is a reconciliation of our unrecognized income tax benefits for the years ended December 31, 2016 and 2015:

	Years Ended December 31,
	2016	2015
Unrecognized income tax benefits at the beginning of the year	$9,140	$13,458
Increase as a result of:
Tax positions taken during the current period	6,038	1,313
Decreases as a result of:
Lapse of applicable statute of limitations	—	(2,927)
Settlements with taxing authorities	(1,016)	(2,704)
Unrecognized income tax benefits at the end of the year (1)	$14,162	$9,140

(1)
If these income tax benefits were ultimately recognized, approximately $11,000 and $6,000 of the December 31, 2016 and 2015 balances, respectively, would benefit tax expense as we are contractually indemnified for the remaining balances.